Segment Reporting - Summary Of Detailed Information About Noncurrent Assets Excluding Financial Instruments And Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	$ 426,947	$ 338,792
Europe
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	415,659	334,837
North America
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	5,094	240
Asia and Other
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	$ 6,194	$ 3,715